                                                Filed Pursuant to Rule 497(c)
                                                Registration File No.: 2-94996

                  Prospectus Supplement Dated May 1, 1998 to:

                             THE HUDSON RIVER TRUST
                          PROSPECTUS DATED MAY 1, 1997

1. The date of this Prospectus is May 1, 1998. A Statement of Additional Information relating to Class IB shares ("SAI") dated May 1, 1998 has been filed with the Securities and Exchange Commission ("SEC"). This SAI is incorporated by reference into this prospectus and is available at no charge by writing the Trust at the above address. California residents may obtain the SAI at no charge by calling 1-800-999-3527.

2. The section entitled "Financial Highlights" is replaced with the following:


FINANCIAL HIGHLIGHTS

The financial information in the table below has been audited by Price Waterhouse LLP, the Trust's independent accountants. The December 31, 1997 audited financial statements of the Trust and the "Report of Independent Accountants" appear in the SAI. The Trust's annual report, which contains additional performance information, is available without charge upon request.


                              FINANCIAL HIGHLIGHTS
                      PER SHARE INCOME AND CAPITAL CHANGES
          (FOR A CLASS IB SHARE OUTSTANDING THROUGHOUT THE PERIOD)(c)

                                                            ALLIANCE
                                                          MONEY MARKET
                                                 -------------------------------
                                                                   OCTOBER 2,
                                                   YEAR ENDED        1996 TO
                                                  DECEMBER 31,    DECEMBER 31,
                                                      1997            1996
                                                 -------------- ----------------
Net asset value, beginning of period(a) ........    $ 10.16        $  10.16
                                                    -------        --------
 INCOME FROM INVESTMENT OPERATIONS:
 Net investment income .........................       0.52            0.11
 Net realized and unrealized gain on
  investments ..................................          --           0.01
                                                    --------       --------
 Total from investment operations ..............       0.52            0.12
                                                    --------       --------
 LESS DISTRIBUTIONS:
 Dividends from net investment income ..........      ( 0.51)         ( 0.02)
 Dividends in excess of net investment
  income .......................................          --          ( 0.10)
 Distributions from realized gains .............      ( 0.00)             --
 Distributions in excess of realized gains .....          --              --
                                                    --------       ---------
 Total dividends and distributions .............      ( 0.51)         ( 0.12)
                                                    --------       ---------
Net asset value, end of period .................    $ 10.17        $  10.16
                                                    ========       =========
Total return(d) ................................        5.16%           1.29%
                                                    ========       =========
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000's) ..............    $123,675       $   3,184
Ratio of expenses to average net assets ........        0.63%           0.67%(b)
Ratio of net investment income to average
 net assets ....................................        5.02%           4.94%(b)
Portfolio turnover rate ........................          --              --
Average commission rate paid ...................          --              --

                    (RESTUBBED TABLE CONTINUED FROM ABOVE)

                                                     ALLIANCE
                                                   INTERMEDIATE                                       ALLIANCE
                                                    GOVERNMENT               ALLIANCE                GROWTH AND
                                                    SECURITIES              HIGH YIELD                 INCOME
                                                 ---------------- ------------------------------- ----------------
                                                    MAY 1, 1997                     OCTOBER 2,       MAY 1, 1997
                                                        TO          YEAR ENDED        1996 TO            TO
                                                   DECEMBER 31,    DECEMBER 31,    DECEMBER 31,     DECEMBER 31,
                                                       1997            1997            1996             1997
                                                 ---------------- -------------- ---------------- ----------------
Net asset value, beginning of period(a) ........    $    9.27        $ 10.01        $   10.25        $ 13.42
                                                    ---------        -------        ---------        -------
 INCOME FROM INVESTMENT OPERATIONS:
 Net investment income .........................         0.32          1.05              0.19           0.05
 Net realized and unrealized gain on
  investments ..................................         0.22          0.71              0.15           2.91
                                                    ---------        -------        ---------        -------
 Total from investment operations ..............         0.54          1.76              0.34           2.96
                                                    ---------        -------        ---------        -------
 LESS DISTRIBUTIONS:
 Dividends from net investment income ..........        (0.38)        (0.95)           (0.03)          (0.09)
 Dividends in excess of net investment
  income .......................................           --            --            (0.25)             --
 Distributions from realized gains .............           --         (0.43)           (0.01)          (0.93)
 Distributions in excess of realized gains .....           --            --            (0.29)             --
                                                    ---------        -------        ---------        ---------
 Total dividends and distributions .............        (0.38)        ( 1.38)          (0.58)          (1.02)
                                                    ---------        -------        ---------        ---------
Net asset value, end of period .................    $    9.43        $ 10.39        $   10.01        $ 15.36
                                                    =========        =======        =========        =========
Total return(d) ................................         5.83%         18.19%            3.32%         22.41%
                                                    =========        =======        =========        =========
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000's) ..............    $   5,052        $66,338        $     685        $32,697
Ratio of expenses to average net assets ........         0.81%(b)       0.88%            0.82%(b)       0.83%(b)
Ratio of net investment income to average
 net assets ....................................         5.15%(b)       9.76%            8.71%(b)       0.43%(b)
Portfolio turnover rate ........................          285%           390%             485%            79%
Average commission rate paid ...................           --             --               --        $0.0586

----------
Footnotes appear on page 3.

--------------------------------------------------------------------------------
HRT103 (5/98) V.10   Copyright 1998 The Hudson River Trust. All rights reserved.

                                                     ALLIANCE
                                                      EQUITY                 ALLIANCE
                                                       INDEX               COMMON STOCK
                                                 ---------------- -------------------------------
                                                    MAY 1, 1997                     OCTOBER 2,
                                                        TO          YEAR ENDED        1996 TO
                                                   DECEMBER 31,    DECEMBER 31,    DECEMBER 31,
                                                       1997            1997            1996
                                                 ---------------- -------------- ----------------
Net asset value, beginning of period(a) ........    $ 16.35         $ 18.22         $ 17.90
                                                    -------         -------         -------
 INCOME FROM INVESTMENT OPERATIONS:
 Net investment income .........................       0.14            0.10            0.02
 Net realized and unrealized gain (loss)
  on investments and foreign currency
  transactions .................................       3.48            5.11            1.52
                                                    -------         -------         -------
 Total from investment operations ..............       3.62            5.21            1.54
                                                    -------         -------         -------
 LESS DISTRIBUTIONS:
 Dividends from net investment income ..........      (0.17)          (0.08)          (0.00)
 Dividends in excess of net investment
  income .......................................         --              --           (0.03)
 Distributions from realized gains .............      (0.07)          (1.77)          (0.16)
 Distributions in excess of realized gains .....         --              --           (1.03)
 Tax return of capital distributions ...........         --              --              --
                                                    -------         -------         -------
 Total dividends and distributions .............      (0.24)          (1.85)          (1.22)
                                                    -------         -------         -------
Net asset value, end of period .................    $ 19.73         $ 21.58         $ 18.22
                                                    =======         =======         =======
Total return(d) ................................      22.28%          29.07%           8.49%
                                                    =======         =======         =======
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000's) ..............    $   110        $228,780         $ 1,244
Ratio of expenses to average net assets ........       0.62%(b)        0.64%           0.63%(b)
Ratio of net investment income to average
 net assets ....................................       1.10%(b)        0.46%           0.61%(b)
Portfolio turnover rate ........................          3%             52%             55%
Average commission rate paid ...................    $0.0309         $0.0579         $0.0565


                    (RESTUBBED TABLE CONTINUED FROM ABOVE)

                                                            ALLIANCE                 ALLIANCE
                                                             GLOBAL                INTERNATIONAL
                                                 ------------------------------- ----------------
                                                                   OCTOBER 2,       MAY 1, 1997
                                                   YEAR ENDED        1996 TO            TO
                                                  DECEMBER 31,    DECEMBER 31,     DECEMBER 31,
                                                      1997            1996             1997
                                                 -------------- ---------------- ----------------
Net asset value, beginning of period(a) ........   $ 16.91         $ 16.57          $ 11.39
                                                   -------         -------          -------
 INCOME FROM INVESTMENT OPERATIONS:
 Net investment income .........................      0.12            0.02             0.02
 Net realized and unrealized gain (loss)
  on investments and foreign currency
  transactions .................................      1.76            0.81            (0.31)
                                                   -------         -------          ---------
 Total from investment operations ..............      1.88            0.83            (0.29)
                                                   -------         -------          ---------
 LESS DISTRIBUTIONS:
 Dividends from net investment income ..........     (0.33)             --            (0.28)
 Dividends in excess of net investment
  income .......................................        --           (0.11)              --
 Distributions from realized gains .............     (1.19)          (0.10)           (0.56)
 Distributions in excess of realized gains .....        --           (0.28)              --
 Tax return of capital distributions ...........        --           (0.00)              --
                                                   ---------       ---------        ---------
 Total dividends and distributions .............     (1.52)          (0.49)           (0.84)
                                                   ---------       ---------        ---------
Net asset value, end of period .................   $ 17.27         $ 16.91          $ 10.26
                                                   =========       =========        =========
Total return(d) ................................     11.38%           4.98%           (2.54)%
                                                   =========       =========        =========
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000's) ..............   $21,520         $   290          $ 3,286
Ratio of expenses to average net assets ........      0.97%           0.86%(b)         1.38%(b)
Ratio of net investment income to average
 net assets ....................................      0.67%           0.48%(b)         0.20%(b)
Portfolio turnover rate ........................        57%             59%              59%
Average commission rate paid ...................   $0.0412         $0.0418          $0.0294

--------------
Footnotes appear on page 3.

-----------------------------------------------------------------------------
The Hudson River Trust                 2

                                                             ALLIANCE
                                                         AGGRESSIVE STOCK
                                                 ---------------------------------
                                                                    OCTOBER 2,
                                                   YEAR ENDED         1996 TO
                                                  DECEMBER 31,     DECEMBER 31,
                                                      1997             1996
                                                 -------------- ------------------
Net asset value, beginning of period(a) ........   $  35.83         $   37.28
                                                   --------         ---------
 INCOME FROM INVESTMENT OPERATIONS:
 Net investment income (loss) ..................      (0.11)            (0.01)
 Net realized and unrealized gain on
  investments and foreign currency
  transactions .................................       3.77              0.85
                                                   --------         ---------
 Total from investment operations ..............       3.66              0.84
                                                   --------         ---------
 LESS DISTRIBUTIONS:
 Dividends from net investment income ..........      (0.03)               --
 Dividends in excess of net investment
  income .......................................         --             (0.02)
 Distributions from realized gains .............      (3.33)            (0.23)
 Distributions in excess of realized gains .....         --             (2.04)
                                                   --------         ---------
 Total dividends and distributions .............      (3.36)            (2.29)
                                                   --------         ---------
Net asset value, end of period .................   $  36.13         $   35.83
                                                   ========         =========
Total return(d) ................................      10.66%             2.32%
                                                   ========         =========
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000's) ..............  $  73,486         $     613
Ratio of expenses to average net assets ........       0.81%             0.73%(b)
Ratio of net investment income (loss) to
 average net assets ............................      (0.28)%           (0.10)%(b)
Portfolio turnover rate ........................        123%              108%
Average commission rate paid ...................   $  0.0571        $  0.0263

                    (RESTUBBED TABLE CONTINUED FROM ABOVE)

                                                      ALLIANCE          ALLIANCE
                                                      SMALL CAP       CONSERVATIVE              ALLIANCE
                                                       GROWTH           INVESTORS           GROWTH INVESTORS
                                                 ------------------ ---------------- -------------------------------
                                                     MAY 1, 1997       MAY 1, 1997                     OCTOBER 2,
                                                         TO                TO          YEAR ENDED        1996 TO
                                                    DECEMBER 31,      DECEMBER 31,    DECEMBER 31,    DECEMBER 31,
                                                        1997              1997            1997            1996
                                                 ------------------ ---------------- -------------- ----------------
Net asset value, beginning of period(a) ........    $  10.00           $ 11.29         $ 17.19         $ 16.78
                                                    --------           -------         -------         -------
 INCOME FROM INVESTMENT OPERATIONS:
 Net investment income (loss) ..................       (0.01)             0.31            0.36            0.07
 Net realized and unrealized gain on
  investments and foreign currency
  transactions .................................        2.65              1.01           2.43             0.71
                                                    --------           -------         -------         -------
 Total from investment operations ..............        2.64              1.32           2.79             0.78
                                                    --------           -------         -------         -------
 LESS DISTRIBUTIONS:
 Dividends from net investment income ..........       (0.00)            (0.36)          (0.43)          (0.02)
 Dividends in excess of net investment
  income .......................................          --                --              --           (0.09)
 Distributions from realized gains .............       (0.30)            (0.37)          (1.03)          (0.02)
 Distributions in excess of realized gains .....          --                --              --           (0.24)
                                                    --------           -------         -------         -------
 Total dividends and distributions .............       (0.30)            (0.73)          (1.46)          (0.37)
                                                    --------           -------         -------         -------
Net asset value, end of period .................    $  12.34           $ 11.88         $ 18.52         $ 17.19
                                                    ========           =======         =======         =======
Total return(d) ................................       26.57%            11.84%          16.58%           4.64%
                                                    ========           =======         =======         =======
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000's) ..............    $ 46,324           $ 5,694         $35,730         $   472
Ratio of expenses to average net assets ........        1.15%(b)          0.80%(b)        0.82%           0.84%(b)
Ratio of net investment income (loss) to
 average net assets ............................       (0.12)%(b)         3.82%(b)        1.88%           1.69%(b)
Portfolio turnover rate ........................          96%              206%            121%            190%
Average commission rate paid ...................    $ 0.0488           $0.0413         $0.0460         $0.0495

----------
(a) Date as of which funds were first allocated to the Portfolios are as follows:

      Alliance Money Market, Alliance High Yield, Alliance Common Stock, Alliance Global, Alliance Aggressive Stock and Alliance Growth Investors Portfolios--October 2, 1996.

      Alliance Intermediate Government Securities, Alliance Growth and Income, Alliance Equity Index, Alliance International, Alliance Small Cap Growth and Alliance Conservative Investors Portfolios--May 1, 1997.

(b)   Annualized.

(c) Net investment income and capital changes per share are based upon monthly average shares outstanding.

(d) Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Total return calculated for a period of less than one year is not annualized.


--------------------------------------------------------------------------------
                                       3                  The Hudson River Trust

3. The section entitled "The Trust" is revised by replacing the fourth paragraph thereof with the following:

The Trust's shares are sold only to separate accounts of insurance companies in connection with variable life insurance contracts and variable annuity certificates and contracts (collectively, the "Contracts") issued by The Equitable Life Assurance Society of the United States ("Equitable") and certain insurance companies unaffiliated with Equitable. Equitable was the record owner of approximately 99.7% and 100% of the Trust's Class IA and Class IB shares, respectively, as of March 31, 1998, and consequently may be deemed to control the Trust.

4. The section entitled "Investment Objectives and Policies--Alliance Conservative Investors Portfolio--Investment Policies" is revised by replacing the second paragraph thereof with the following:

The Portfolio will at all times hold at least 40% of its assets in investment grade fixed income securities, each having a duration, as determined by Alliance, that is less than that of a 10-year Treasury bond (the "Fixed Income Core"). Duration is a measure that relates the price volatility of a bond to changes in interest rates. The duration of a bond is the weighted average term to maturity, expressed in years, of the present value of all future cash flows, including coupon payments and principal repayments. Thus, by definition, duration is always less than or equal to full maturity. In some cases, Alliance's calculation of duration will be based on certain assumptions (including assumptions regarding prepayment rates, in the case of mortgage-backed or asset-backed securities, and foreign and domestic interest rates). As of December 31, 1997, the duration of a 10-year Treasury bond was considered by Alliance to be 7.3 years.

5. The section entitled "Investment Objectives and Policies--Alliance Growth Investors Portfolio--Investment Policies" is revised by replacing the first paragraph thereof with the following:

The Alliance Growth Investors Portfolio attempts to achieve its investment objective by allocating varying portions of its assets to a number of asset classes. Equity investments will include both exchange-traded and over-the-counter common stocks and equity-type securities, which may include preferred stock and convertible securities, and may include securities issued by intermediate- and small-sized companies that, in the opinion of Alliance, have favorable growth prospects. More risk is associated with investment in intermediate and small-sized companies because they are often dependent on limited product lines, financial resources or management groups. They may be more vulnerable to competition from larger companies with greater resources and to economic conditions affecting their market sector. Intermediate- and small-sized companies may be new, without long business or management histories, and perceived by the market as unproven. Their securities may be held primarily by insiders or institutional investors, and may trade infrequently or in limited volume. The prices of these stocks often fluctuate more than those of larger, more established companies. Fixed income investments will include investment grade fixed income securities (including cash and money market instruments) as well as securities that have a high current yield and that are either rated in the lower categories by nationally recognized statistical rating organizations ("NRSROs") (i.e., Baa or lower by Moody's Investors Service, Inc. ("Moody's") or BBB or lower by Standard & Poor's ("S&P")) or are unrated. For a discussion of the risks associated with investment in these higher yielding securities, see "Investment Techniques--Fixed Income Securities"; and "Investment Techniques--Risk Factors of Lower Rated Fixed Income Securities," below. For the fiscal year ended December 31, 1997, approximately 19% of the Portfolio was invested in fixed income securities. No more than 30% of the Portfolio's assets will be invested in securities of non-U.S. issuers. See "Investment Techniques--Foreign Securities and Currencies," below.

6. The section entitled "Investment Objectives and Policies--Alliance Common Stock Portfolio--Investment Policies" is revised by replacing the third paragraph thereof with the following:

If, in light of economic conditions and the general level of common stock prices, it appears that the Portfolio's investment objective will not be met by using all its assets to buy equities, the Alliance Common Stock Portfolio may also use part of its assets to make nonequity investments. These could include buying securities such as nonparticipating and nonconvertible preferred stocks and certain fixed income securities. Fixed income securities will include investment grade bonds and debentures and money market instruments, as well as securities that have a high current yield because they are either rated in the lower categories by NRSROs (i.e., Baa or lower by Moody's or BBB or lower by S&P) or are unrated. For a discussion of the risks associated with investment in these higher yielding securities, see "Investment


--------------------------------------------------------------------------------
The Hudson River Trust                 4

Techniques--Fixed Income Securities" and "Investment Techniques--Risk Factors of Lower Rated Fixed Income Securities," below. For the fiscal year ended December 31, 1997, less than 1% of the average assets of the Portfolio were invested in higher yielding securities.

7. The section entitled "Investment Objectives and Policies--Alliance Small Cap Growth Portfolio--Investment Policies" is revised by replacing the first paragraph thereof with the following:

The Alliance Small Cap Growth Portfolio pursues its objective by investing primarily in U.S. common stocks and other equity-type securities issued by smaller companies with favorable growth prospects. The Alliance Small Cap Growth Portfolio may also invest a portion of its assets in securities of companies in cyclical industries, companies whose securities are temporarily undervalued, companies in special situations and less widely known companies.

8. The section entitled "Investment Objectives and Policies--Alliance Intermediate Government Securities Portfolio--Investment Policies" is revised by replacing the fifth paragraph thereof with the following:

The Portfolio buys and sells securities with a view to maximizing current return without, in the view of Alliance, undue risk to principal. Potential capital gains resulting from possible changes in interest rates will not be a major consideration. The Portfolio may take full advantage of a wide range of maturities of U.S. Government Securities and may adjust the dollar-weighted average maturity of its portfolio from time to time, depending on Alliance's assessment of relative yields on securities of different maturities and the expected effect of future changes in interest rates on the market value of the securities held by the Portfolio. However, at all times, each instrument held by the Portfolio will have either a final maturity of not more than ten years or a duration, as determined by Alliance, not exceeding that of a 10-year Treasury note. Duration is a measure that relates the price volatility of a security to changes in interest rates. The duration of a security is the weighted average term to maturity, expressed in years, of the present value of all future cash flows, including coupon payments and principal repayments. Thus, by definition, duration is always less than or equal to full maturity. In some cases, Alliance's calculation of duration will be based on certain assumptions (including assumptions regarding prepayment rates, in the mortgage-backed or asset-backed securities, and foreign and domestic interest rates). As of December 31, 1997, the duration of a 10-year Treasury bond was considered by Alliance to be 7.3 years. The Portfolio may also invest a substantial portion of its assets in money market instruments. See "Investment Techniques--Certain Money Market Instruments," below.

9. The section entitled "Investment Objectives and Policies--Alliance High Yield Portfolio--Investment Policies" is revised by replacing the third paragraph thereof with the following:

For the fiscal year ended December 31, 1997, the approximate percentages of the Portfolio's average assets invested in securities of each rating category, determined on a dollar weighted basis, were as follows: 10% in securities rated AAA or its equivalent, 6.8% in securities rated BB or its equivalent, 69.2% in securities rated B or its equivalent and 4% in securities rated CCC or its equivalent. Of these securities, 90% were rated by an NRSRO and 10% were unrated. All of the unrated securities were considered by the investment adviser to be of comparable quality to the Portfolio's investments rated by an NRSRO.

10. The section entitled "Investment Techniques--Options" is revised by replacing the third paragraph thereof with the following:

Options purchased or written by the Portfolios may be traded on the national securities exchanges or negotiated with a dealer. Options traded in the over-the-counter market may not be as actively traded as those on an exchange, so it may be more difficult to value such options. In addition, such options are subject to the risk that the counterparty may fail to meet its obligations to the Fund, and it may be difficult to enter into closing transactions with respect to such options. Such options, and the securities used as "cover" for such options, may be considered illiquid securities.

11. The section entitled "Investment Techniques--Options" is revised by replacing the fifth paragraph thereof with the following:

The Portfolios, except the Alliance Money Market, Alliance Intermediate Government Securities and Alliance Equity Index Portfolios, may purchase put and call options and write covered put and call

--------------------------------------------------------------------------------
                                       5                  The Hudson River Trust
options on foreign currencies for the purpose of protecting against declines in the dollar value of portfolio securities and against increases in the dollar cost of securities to be acquired. Such investment strategies will be used as a hedge and not for speculation. As in the case of other types of options, however, the writing of an option on foreign currency will constitute only a partial hedge, up to the amount of the premium received, and the Portfolio could be required to purchase or sell foreign currencies at disadvantageous exchange rates, thereby incurring losses. The purchase of an option on foreign currency may constitute an effective hedge against fluctuations in exchange rates although, in the event of rate movements adverse to the Portfolio's position, it may forfeit the entire amount of the premium plus related transaction costs. Options on foreign currencies may be traded on the national securities exchanges or in the over-the-counter market. As described above, options traded in the over-the-counter market may not be as actively traded as those on an exchange, so it may be more difficult to value such options. In addition, such options are subject to the risk that the counterparty may fail to meet its obligations to the Fund, and it may be difficult to enter into closing transactions with respect to options traded over-the-counter.

12. The section entitled "Investment Techniques--Foreign Securities and Currencies" is revised by replacing the first paragraph thereof with the following:

All of the Portfolios, except the Alliance Intermediate Government Securities and Alliance Equity Index Portfolios, may invest in foreign securities. For these purposes, "foreign securities" are securities of foreign issuers that are not traded in U.S. markets. Each of the Portfolios, except the Alliance Intermediate Government Securities Portfolio, may invest in American depositary receipts and securities of foreign issuers that are traded in U.S. markets. These securities may involve certain of the risks described below for foreign securities.

13. The section entitled "Management of the Trust--The Portfolio Managers" is replaced with the following:


THE PORTFOLIO MANAGERS

THE ASSET ALLOCATION SERIES
---------------------------


ALLIANCE CONSERVATIVE INVESTORS AND ALLIANCE GROWTH INVESTORS PORTFOLIOS

Robert G. Heisterberg has been the person principally responsible for the Alliance Conservative Investors and Alliance Growth Investors Portfolios' investment programs since February 12, 1996. Mr. Heisterberg, a Senior Vice President of Alliance and Global Economic Policy Analysis, has been associated with Alliance since 1977.


THE EQUITY SERIES
-----------------


ALLIANCE GROWTH AND INCOME PORTFOLIO

Paul Rissman and W. Theodore Kuck have been the persons principally responsible for the Alliance Growth and Income Portfolio's investment program, Mr. Rissman since 1996 and Mr. Kuck since the Portfolio's inception. Mr. Rissman, a Senior Vice President of Alliance, has been associated with Alliance since 1989. Mr. Kuck, a Vice President of Alliance, has been associated with Alliance since 1971.*


ALLIANCE EQUITY INDEX PORTFOLIO

Judith A. DeVivo has been the person principally responsible for the Alliance Equity Index Portfolio's investment program since its inception. Ms. DeVivo, a Vice President of Alliance, has been associated with Alliance since 1970.


ALLIANCE COMMON STOCK PORTFOLIO

Tyler J. Smith has been the person principally responsible for the Alliance Common Stock Portfolio's investment program since 1977. Mr. Smith, a Senior Vice President of Alliance, has been associated with Alliance since 1970.*


--------------------------------------------------------------------------------
The Hudson River Trust                 6

ALLIANCE GLOBAL AND ALLIANCE INTERNATIONAL PORTFOLIOS

Bruce Calvert and Ronald L. Simcoe have been the persons principally responsible for the Alliance Global Portfolio's investment program, Mr. Calvert since 1998 and Mr. Simcoe since 1988; and the Alliance International Portfolio's investment program, Mr. Calvert since 1998 and Mr. Simcoe since its inception. Mr. Calvert, the Vice Chairman and Chief Investment Officer of Alliance, has been associated with Alliance since 1973. Mr. Simcoe, a Vice President of Alliance, has been associated with Alliance since 1978.*


ALLIANCE AGGRESSIVE STOCK PORTFOLIO

Alden M. Stewart and Randall E. Haase have been the persons principally responsible for the Alliance Aggressive Stock Portfolio's investment program since 1993. Mr. Stewart, an Executive Vice President of Alliance, has been associated with Alliance since 1970.* Mr. Haase, a Senior Vice President of Alliance, has been associated with Alliance since 1988.*


ALLIANCE SMALL CAP GROWTH PORTFOLIO

Michael F. Gaffney has been the person principally responsible for the Alliance Small Cap Growth Portfolio's investment program since its inception. Mr. Gaffney, a Senior Vice President of Alliance, has been associated with Alliance since 1987.*


THE FIXED INCOME SERIES
-----------------------


ALLIANCE MONEY MARKET PORTFOLIO

Raymond J. Papera has been the person principally responsible for the Alliance Money Market Portfolio's investment program since 1990. Mr. Papera, a Senior Vice President of Alliance, has been associated with Alliance since 1990.*


ALLIANCE INTERMEDIATE GOVERNMENT SECURITIES PORTFOLIO

Patricia J. Young and Jeffrey S. Phlegar have been the persons principally responsible for the Alliance Intermediate Government Securities Portfolio's investment program, Ms. Young since 1995 and Mr. Phlegar since 1997. Ms. Young, a Senior Vice President of Alliance, has been associated with Alliance since 1992. Mr. Phlegar, a Senior Vice President of Alliance, has been associated with Alliance since 1988.


ALLIANCE HIGH YIELD PORTFOLIO

Wayne C. Tappe has been the person principally responsible for the Alliance High Yield Portfolio's investment program since 1995. Mr. Tappe, a Senior Vice President of Alliance, has been associated with Alliance since 1987.*

----------------
* Prior to July 22, 1993, with Equitable Capital Management Corporation ("Equitable Capital"). On that date Alliance acquired the business and substantially all of the assets of Equitable Capital and became the investment adviser to the Trust.

14. The section entitled "Management of the Trust--The Trust's Expenses" is replaced with the following:


THE TRUST'S EXPENSES

The Trust pays all of its operating expenses not specifically assumed by Alliance. The expenses borne by the Trust include or could include taxes; brokerage commissions; interest charges; securities lending fees; fees and expenses of the registration or qualification of a Portfolio's securities under federal or state securities laws; fees of the Portfolio's custodian, transfer agent, independent accountants and legal counsel; all expenses of shareholders' and trustees' meetings; all expenses of the preparation, typesetting, printing and mailing to existing shareholders of prospectuses, prospectus supplements, statements of


--------------------------------------------------------------------------------
                                       7                  The Hudson River Trust
additional information, proxy statements, and annual and semi-annual reports; any proxy solicitor's fees and expenses; costs of fidelity bonds and Trustees' liability insurance premiums as well as extraordinary expenses such as indemnification payments or damages awarded in litigation or settlements made; any membership fees of the Investment Company Institute and similar organizations; costs of maintaining the Trust's corporate existence and the compensation of Trustees who are not directors, officers, or employees of Alliance or its affiliates. The following table, reflecting the Trust's estimated expenses, is based on information for Class IB shares for the year ended December 31, 1997 and has been restated to reflect (i) the fees that would have been paid to Alliance if the present advisory agreement had been in effect as of January 1, 1997 and (ii) estimated accounting expenses for the year ended December 31, 1997.

                                                                      ALLIANCE
                                        ALLIANCE        ALLIANCE       GROWTH       ALLIANCE      ALLIANCE     ALLIANCE
                                      CONSERVATIVE       GROWTH         AND          EQUITY        COMMON      SMALL CAP
                                        INVESTORS      INVESTORS       INCOME        INDEX         STOCK        GROWTH
TYPE OF EXPENSE                         PORTFOLIO      PORTFOLIO     PORTFOLIO     PORTFOLIO     PORTFOLIO     PORTFOLIO
---------------                         ---------      ---------     ---------     ---------     ---------     ---------
Investment Advisory Fees .........         0.48%          0.52%         0.55%         0.32%         0.37%         0.90%
12b-1 Fees .......................         0.25%          0.25%         0.25%         0.25%         0.25%         0.25%
Other Expenses ...................         0.07%          0.05%         0.04%         0.04%         0.03%         0.05%
                                           ----           ----          ----          ----          ----          ----
Total Expenses ...................         0.80%          0.82%         0.84%         0.61%         0.65%         1.20%
                                           ====           ====          ====          ====          ====          ====

                                                                         ALLIANCE
                                           ALLIANCE       ALLIANCE     INTERMEDIATE      ALLIANCE
                             ALLIANCE     AGGRESSIVE       MONEY        GOVERNMENT         HIGH         ALLIANCE
                              GLOBAL         STOCK         MARKET       SECURITIES        YIELD       INTERNATIONAL
TYPE OF EXPENSE             PORTFOLIO      PORTFOLIO     PORTFOLIO       PORTFOLIO      PORTFOLIO       PORTFOLIO
---------------             ---------      ---------     ---------       ---------      ---------       ---------
Investment Advisory
 Fees ..................       0.65%          0.54%         0.35%           0.50%          0.60%           0.90%
12b-1 Fees .............       0.25%          0.25%         0.25%           0.25%          0.25%           0.25%
Other Expenses .........       0.08%          0.03%         0.04%           0.06%          0.04%           0.18%
                               ----           ----          ----            ----           ----            ----
Total Expenses .........       0.98%          0.82%         0.64%           0.81%          0.89%           1.33%
                               ====           ====          ====            ====           ====            ====

Actual investment advisory fees, other expenses and total expenses for the period ended December 31, 1997 were as follows:

                                                            ALLIANCE
                              ALLIANCE        ALLIANCE       GROWTH        ALLIANCE       ALLIANCE      ALLIANCE
                            CONSERVATIVE       GROWTH          AND          EQUITY         COMMON      SMALL CAP
                              INVESTORS      INVESTORS       INCOME          INDEX         STOCK         GROWTH
TYPE OF EXPENSE              PORTFOLIO*      PORTFOLIO     PORTFOLIO*     PORTFOLIO*     PORTFOLIO     PORTFOLIO*
---------------              ----------      ---------     ----------     ----------     ---------     ----------
Investment Advisory
 Fees ..................         0.48%          0.52%          0.55%          0.33%         0.36%         0.90%
12b-1 Fees .............         0.25%          0.25%          0.25%          0.25%         0.25%         0.20%
Other Expenses .........         0.07%          0.05%          0.03%          0.04%         0.03%         0.05%
                                 ----           ----           ----           ----          ----          ----
Total Expenses .........         0.80%          0.82%          0.83%          0.62%         0.64%         1.15%
                                 ====           ====           ====           ====          ====          ====

                                                                         ALLIANCE
                                           ALLIANCE       ALLIANCE     INTERMEDIATE      ALLIANCE
                             ALLIANCE     AGGRESSIVE       MONEY        GOVERNMENT         HIGH         ALLIANCE
                              GLOBAL         STOCK         MARKET       SECURITIES        YIELD       INTERNATIONAL
TYPE OF EXPENSE             PORTFOLIO      PORTFOLIO     PORTFOLIO      PORTFOLIO*      PORTFOLIO      PORTFOLIO*
---------------             ---------      ---------     ---------      ----------      ---------      ----------
Investment Advisory
 Fees ..................       0.63%          0.53%         0.35%           0.50%          0.60%           0.90%
12b-1 Fees .............       0.25%          0.25%         0.25%           0.25%          0.25%           0.25%
Other Expenses .........       0.09%          0.03%         0.03%           0.06%          0.03%           0.23%
                               ----           ----          ----            ----           ----            ----
Total Expenses .........       0.97%          0.81%         0.63%           0.81%          0.88%           1.38%
                               ====           ====          ====            ====           ====            ====

* Annualized expenses for the period May 1, 1997 to December 31, 1997.

--------------------------------------------------------------------------------
The Hudson River Trust                 8

15. The following section is added after the section entitled "Management of the Trust--Transactions with Affiliates":


YEAR 2000


Many computer software systems in use today cannot properly process date-related information relating to periods from and after January 1, 2000. Should any of the computer systems employed by the Trust's major service providers fail to process this type of information properly, that could have a negative impact on the Trust's operations and services that are provided to the Trust's shareholders. Alliance has advised the Trust that it is reviewing all of its computer systems with the goal of modifying or replacing such systems prior to January 1, 2000, to the extent necessary to foreclose any such negative impact. In addition, Alliance has been advised by the Trust's custodian that it is also in the process of reviewing its systems with the same goal. As of the date of this prospectus, the Trust and Alliance have no reason to believe that these goals will not be achieved. Similarly, the values of certain of the portfolio securities held by the Trust may be adversely affected by the inability of the securities' issuers or of third parties to process this type of information properly.


16. The section entitled "Description of Trust's Shares--Purchase and Redemption" is revised by replacing the fourth paragraph thereof with the following:


The Distribution Plan provides that the Trust, on behalf of each Portfolio, may pay annually up to 0.50% of the average daily net assets of a Portfolio attributable to its Class IB shares in respect of activities primarily intended to result in the sale of Class IB shares. However, under the distribution agreement payments to the Distributor for activities pursuant to the Distribution Plan are limited to payments at an annual rate equal to 0.25% of average daily net assets of a Portfolio, other than the Alliance Small Cap Growth Portfolio, attributable to its Class IB shares. With respect to the Alliance Small Cap Growth Portfolio, the Distributor will receive an annual fee not to exceed the lesser of (a) 0.25% of the average daily net assets of the Portfolio attributable to Class IB shares and (b) an amount that, when added to certain other expenses of the Class IB shares, would result in the ratio of expenses to average daily net assets attributable to Class IB shares equalling 1.20%. Under the terms of the Distribution Plan and the distribution agreement, each Portfolio is authorized to make payments monthly to the Distributor which may be used to pay or reimburse entities providing distribution and shareholder servicing with respect to the Class IB shares for such entities' fees or expenses incurred or paid in that regard.


17. The section entitled "Appendix B--Performance Information" is revised by replacing the third paragraph thereof with the following:


The performance results presented below are based on Portfolio percent changes in net asset values with dividends and capital gains reinvested. Similarly, the market indexes have been adjusted, where necessary, to reflect the benefit of reinvestment of income, dividends and capital gains. Cumulative rates of return reflect performance over a stated period of time. Annualized rates of return represent the rate of growth that would have produced the corresponding cumulative return had performance been constant over the entire period. Performance results shown for periods prior to the commencement of operations with respect to Class IB shares represent the performance of Class IA shares, restated to reflect the distribution fees payable by Class IB shares.


--------------------------------------------------------------------------------
                                       9                  The Hudson River Trust

18. The section entitled "Appendix B--Performance Information" is revised by replacing the fifth paragraph thereof with the following:


Each Portfolio's performance may also be compared to the performance of other mutual funds by Morningstar, Inc. which ranks mutual funds on the basis of historical risk and total return. Morningstar rankings are calculated using the mutual fund's average annual return for certain periods and a risk factor that reflects the mutual fund's performance relative to three-month Treasury bill monthly returns. Morningstar's rankings range from five stars (highest) to one star (lowest) and represent Morningstar's assessment of the historical risk level and total return of a mutual fund as a weighted average for 3-, 5- and 10-year periods. If the fund scores in the top 10% of its class it receives 5 stars; if it falls in the next 22.5% it receives 4 stars; a place in the middle 35% earns it 3 stars; those in the next 22.5% receive 2 stars; and the bottom 10% get 1 star.


19. The section entitled "Appendix B--Performance Information" is revised by replacing the thirteenth paragraph thereof with the following:


The Russell 2000 Index consists of the smallest 2,000 securities in the Russell 3000 Index. (The Russell 3000 Index represents approximately 98% of the investable U.S. equity market.) The Russell 2000 Index, widely regarded in the industry as the premier measure of small capitalization stocks, represents approximately 11% of the Russell 3000 Index total market capitalization. The Russell 2000 Growth Index ("Russell 2000 Growth") consists of that half of the 2,000 smallest of the 3,000 largest capitalization U.S. companies that has higher price-to-book ratios and higher forecasted growth.


20. The section entitled "Appendix B--Performance Information" is revised by replacing the eighteenth paragraph thereof with the following:


The dates as of which funds were first allocated to the Portfolios are as follows: the Alliance Common Stock Portfolio on June 16, 1975; the Alliance Money Market Portfolio on July 13, 1981; the Alliance Aggressive Stock Portfolio on January 27, 1986; the Alliance High Yield Portfolio on January 2, 1987; the Alliance Global Portfolio on August 27, 1987; the Alliance Conservative Investors and Alliance Growth Investors Portfolios on October 2, 1989; the Alliance Intermediate Government Securities Portfolio on April 1, 1991; the Alliance Growth and Income Portfolio on October 1, 1993; the Alliance Equity Index Portfolio on March 1, 1994; the Alliance International Portfolio on April 3, 1995; and the Alliance Small Cap Growth Portfolio on May 1, 1997. In the "Since Inception" columns of Table I and Table II below, the performance of each Portfolio and its comparative indices is measured from the date funds were first allocated to the Portfolios, except as follows: for the Alliance Common Stock Portfolio and its comparative indices, from January 13, 1976, the date on which the unit value was established and Contract owner contributions were first accepted by the Alliance Common Stock Portfolio's separate account predecessor; for the Lipper Money Market Funds Average, from June 1, 1981; for the Lipper Small Company Growth Funds Average, from January 1, 1986; and for the Lipper Global Funds Average, from August 28, 1987.


--------------------------------------------------------------------------------
The Hudson River Trust                 10

21. The section entitled "Appendix B--Performance Information" is revised by replacing Tables I, II and III thereunder with the following:


                                    TABLE I


                           ANNUALIZED RATES OF RETURN
                       PERIODS ENDING DECEMBER 31, 1997



                                                                                                                      SINCE
                                                    1 YEAR     3 YEARS    5 YEARS   10 YEARS   15 YEARS   20 YEARS  INCEPTION
PORTFOLIO/Benchmarks                                ------     -------    -------   --------   --------   --------  ---------
THE ASSET ALLOCATION SERIES
ALLIANCE CONSERVATIVE INVESTORS ................     12.97%      12.52%     8.53%        --         --         --      9.25%
Lipper Flexible Portfolio Average ..............     18.69       19.44     13.14         --         --         --     12.15
70% Lehman Treasury/30% S&P 500 ................     16.71       17.18     11.87         --         --         --     11.39
-----------------------------------------------------------------------------------------------------------------------------
ALLIANCE GROWTH INVESTORS ......................     16.58       18.22     12.92         --         --         --     15.45
Lipper Flexible Portfolio Average ..............     18.69       19.44     13.14         --         --         --     12.15
70% S&P 500/30% Lehman Gov't Corp. .............     26.28       25.64     17.02         --         --         --     14.48
-----------------------------------------------------------------------------------------------------------------------------
THE EQUITY SERIES
ALLIANCE GROWTH AND INCOME .....................     26.61       23.40        --         --         --         --     15.64
Lipper Growth & Income Funds Average ...........     27.14       26.49        --         --         --         --     18.48
75% S&P 500/25% Value Line Convertible .........     29.54       28.62        --         --         --         --     20.14
-----------------------------------------------------------------------------------------------------------------------------
ALLIANCE EQUITY INDEX ..........................     32.26       30.07        --         --         --         --     23.13
Lipper S&P 500 Index Funds Average .............     32.60       30.49        --         --         --         --     23.31
S&P 500 ........................................     33.36       31.15        --         --         --         --     23.84
-----------------------------------------------------------------------------------------------------------------------------
ALLIANCE COMMON STOCK ..........................     29.07       28.39     20.81      17.74%     17.00%     17.30%    15.58
Lipper Growth Equity Mutual Funds
 Average .......................................     25.30       25.11     16.47      15.93      14.37      15.73     15.50
S&P 500 ........................................     33.36       31.15     20.27      18.05      17.52      16.66     15.44
-----------------------------------------------------------------------------------------------------------------------------
ALLIANCE GLOBAL ................................     11.38       14.74     15.89      13.49         --         --     11.49
Lipper Global Mutual Funds Average .............     13.04       15.20     13.76      11.50         --         --      9.10
MSCI World .....................................     15.76       16.62     15.34      10.57         --         --      8.22
-----------------------------------------------------------------------------------------------------------------------------
ALLIANCE INTERNATIONAL .........................     (3.23)         --        --         --         --         --      6.12
Lipper International Mutual Funds Average ......      5.44          --        --         --         --         --      9.87
MSCI EAFE ......................................      1.78          --        --         --         --         --      6.15
-----------------------------------------------------------------------------------------------------------------------------
ALLIANCE AGGRESSIVE STOCK ......................     10.66       21.04     14.66      18.74         --         --     19.17
Lipper Small Company Growth Funds
 Average .......................................     19.63       22.51     15.24      16.50         --         --     14.06
50% S&P 400/50% Russell 2000 ...................     27.31       24.88     17.11      17.74         --         --     15.12
-----------------------------------------------------------------------------------------------------------------------------
ALLIANCE SMALL CAP GROWTH ......................        --          --        --         --         --         --     26.57*
Lipper Small Company Growth Funds
 Average .......................................        --          --        --         --         --         --     29.36
Russell 2000 ...................................        --          --        --         --         --         --     27.66
-----------------------------------------------------------------------------------------------------------------------------
THE FIXED INCOME SERIES
ALLIANCE MONEY MARKET ..........................      5.16        5.24      4.44       5.52       6.34         --      6.92
Lipper Money Market Mutual Funds
 Average .......................................      4.90        5.05      4.31       5.40       6.18         --      6.89
3 Month T-Bill .................................      5.23        5.41      4.71       5.61       6.33         --      6.87
-----------------------------------------------------------------------------------------------------------------------------
ALLIANCE INTERMEDIATE GOVERNMENT SECURITIES           7.01        7.80      5.68         --         --         --      6.74
Lipper Intermediate Government Funds
 Average .......................................      8.08        8.68      6.00         --         --         --      7.19
Lehman Intermediate Government Bond ............      7.72        8.65      6.39         --         --         --      7.47
-----------------------------------------------------------------------------------------------------------------------------
ALLIANCE HIGH YIELD ............................     18.19       20.15     15.63      12.54         --         --     11.78
Lipper High Current Yield Mutual
 Funds Average .................................     12.96       14.17     11.36      10.66         --         --      9.78
ML Master ......................................     12.83       14.54     11.72      12.09         --         --     11.39
-----------------------------------------------------------------------------------------------------------------------------

* Unannualized

--------------------------------------------------------------------------------
                                       11                 The Hudson River Trust

                                    TABLE II


                           CUMULATIVE RATES OF RETURN
                        PERIODS ENDING DECEMBER 31, 1997

                                                                                                                           SINCE
PORTFOLIO/Benchmarks                         1 YEAR      3 YEARS     5 YEARS     10 YEARS     15 YEARS      20 YEARS     INCEPTION
--------------------                         ------      -------     -------     --------     --------      --------     ---------
THE ASSET ALLOCATION SERIES
ALLIANCE CONSERVATIVE INVESTORS ........       12.97%      42.47%      50.60%          --           --            --       107.51%
Lipper Flexible Portfolio Average ......       18.69       71.00       86.52           --           --            --       160.04
70% Lehman Treasury/30% S&P 500 ........       16.71       60.91       75.18           --           --            --       143.55
----------------------------------------------------------------------------------------------------------------------------------
ALLIANCE GROWTH INVESTORS ..............       16.58       65.20       83.56           --           --            --       227.07
Lipper Flexible Portfolio Average. .....       18.69       71.00       86.52           --           --            --       160.04
70% S&P 500/30% Lehman Gov't Corp. .....       26.28       98.32      119.42           --           --            --       205.24
----------------------------------------------------------------------------------------------------------------------------------
THE EQUITY SERIES
ALLIANCE GROWTH AND INCOME .............       26.61       87.89          --           --           --            --        85.41
Lipper Growth & Income Funds
 Average ...............................       27.14      102.81          --           --           --            --       106.17
75% S&P 500/25% Value Line
 Convertible ...........................       29.54      112.80          --           --           --            --       118.17
----------------------------------------------------------------------------------------------------------------------------------
ALLIANCE EQUITY INDEX ..................       32.26      120.07          --           --           --            --       121.90
Lipper S&P 500 Index Funds Average .....       32.60      122.21          --           --           --            --       123.31
S&P 500 ................................       33.36      125.60          --           --           --            --       127.24
----------------------------------------------------------------------------------------------------------------------------------
ALLIANCE COMMON STOCK ..................       29.07      111.63      157.35       411.86%      953.20%      2331.80%     2302.90
Lipper Growth Equity Mutual Funds
 Average ...............................       25.30       97.08      117.56       356.18       710.84       2037.84      2757.78
S&P 500 ................................       33.36      125.60      151.62       425.67      1026.40       2080.13      2248.74
----------------------------------------------------------------------------------------------------------------------------------
ALLIANCE GLOBAL ........................       11.38       51.04      109.06       254.37           --            --       206.46
Lipper Global Mutual Funds Average .....       13.04       53.69       92.92       205.52           --            --       151.76
MSCI World .............................       15.76       58.59      104.13       173.01           --            --       126.45
----------------------------------------------------------------------------------------------------------------------------------
ALLIANCE INTERNATIONAL .................       (3.23)         --          --           --           --            --        17.74
Lipper International Mutual Funds
 Average ...............................        5.44          --          --           --           --            --        30.12
MSCI EAFE ..............................        1.78          --          --           --           --            --        17.83
----------------------------------------------------------------------------------------------------------------------------------
ALLIANCE AGGRESSIVE STOCK ..............       10.66       77.31       98.19       457.07           --            --       630.91
Lipper Small Company Growth
 Funds Average .........................       19.63       84.83      105.11       371.28           --            --       398.38
50% S&P 400/50% Russell 2000 ...........       27.31       94.76      120.25       412.08           --            --       436.52
----------------------------------------------------------------------------------------------------------------------------------
ALLIANCE SMALL CAP GROWTH FUND .........          --          --          --           --           --            --        26.57
Lipper Small Company Growth
 Funds Average .........................          --          --          --           --           --            --        29.36
Russell 2000 ...........................          --          --          --           --           --            --        27.66
----------------------------------------------------------------------------------------------------------------------------------
THE FIXED INCOME SERIES
ALLIANCE MONEY MARKET ..................        5.16       16.57       24.25        71.18       151.32            --       201.04
Lipper Money Market Mutual
 Funds Average .........................        4.90       15.94       23.52        69.20       146.11            --       200.21
3 Month T-Bill .........................        5.23       17.13       25.87        72.64       150.97            --       199.34
----------------------------------------------------------------------------------------------------------------------------------
ALLIANCE INTERMEDIATE GOVERNMENT
 SECURITIES ............................        7.01       25.28       31.83           --           --            --        55.30
Lipper Intermediate Government Funds
 Average ...............................        8.08       28.40       33.93           --           --            --        59.98
Lehman Intermediate Government Bond             7.72       28.25       36.31           --           --            --        62.74
----------------------------------------------------------------------------------------------------------------------------------
ALLIANCE HIGH YIELD ....................       18.19       73.46      106.72       225.98           --            --       240.42
Lipper High Current Yield Bond
 Funds Average .........................       12.96       48.92       71.52       177.35           --            --       181.23
ML Master ..............................       12.83       50.26       74.04       213.08           --            --       227.68
----------------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
The Hudson River Trust                 12

                                   TABLE III


                            ANNUAL RATES OF RETURN

                 ALLIANCE     ALLIANCE     ALLIANCE     ALLIANCE                    ALLIANCE
YEAR ENDING       COMMON        MONEY     AGGRESSIVE      HIGH        ALLIANCE      CONSERV.
DECEMBER 31        STOCK       MARKET        STOCK        YIELD        GLOBAL      INVESTORS
-----------        -----       ------        -----        -----        ------      ---------
1976 .........     9.16%*
1977 .........    -9.48
1978 .........     7.98
1979 .........    29.57
1980 .........    49.82
1981 .........    -6.10         6.23%*
1982 .........    17.31        12.76
1983 .........    25.84         8.69
1984 .........    -2.20        10.61
1985 .........    33.17         7.93
1986 .........    17.09         6.36        35.63%*
1987 .........     7.22         6.38         7.05         4.43%*      -13.52%*
1988 .........    22.19         7.07          .89         9.50         10.64
1989 .........    25.34         8.93        43.24         4.88         26.49          2.84%*
1990 .........    -8.36         7.97         7.91        -1.36         -6.32          6.16
1991 .........    37.64         5.93        86.62        24.22         30.24         19.58
1992 .........     2.96         3.28        -3.42        12.06          -.73          5.54
1993 .........    24.58         2.73        16.52        22.90         31.85         10.52
1994 .........    -2.39         3.76        -4.07        -3.03          4.98         -4.35
1995 .........    32.20         5.49        31.39        19.67         18.57         20.15
1996 .........    24.03         5.08        21.95        22.64         14.37          4.96
1997 .........    29.07         5.16        10.66        18.19         11.38         12.97
------------------------------------------------------------------------------------------------

                    (RESTUBBED TABLE CONTINUED FROM ABOVE)

                                                ALLIANCE                                 ALLIANCE
                 ALLIANCE       ALLIANCE         GROWTH     ALLIANCE                      SMALL
YEAR ENDING       GROWTH      INTERMEDIATE         AND       EQUITY       ALLIANCE         CAP
DECEMBER 31     INVESTORS   GOVT. SECURITIES     INCOME       INDEX    INTERNATIONAL      GROWTH
-----------     ---------   ----------------     ------       -----    -------------      ------
1976 .........
1977 .........
1978 .........
1979 .........
1980 .........
1981 .........
1982 .........
1983 .........
1984 .........
1985 .........
1986 .........
1987 .........
1988 .........
1989 .........    3.74%*
1990 .........   10.36
1991 .........   48.66           11.82%*
1992 .........    4.69            5.35
1993 .........   15.01           10.33           -.50%*
1994 .........   -3.39           -4.62           -.82         .83%*
1995 .........   26.12           13.08          23.83       36.23           11.04%*
1996 .........   12.36            3.53          19.84       22.14            9.57
1997 .........   16.58            7.01          26.61       32.26           -3.23          26.57%*
-----------------------------------------------------------------------------------------------------

----------
* Unannualized from the inception date described in the Prospectus through the end of the calendar year indicated.

--------------------------------------------------------------------------------
                                       13                 The Hudson River Trust

22. The section entitled "Appendix B--Performance Invormation--Performance of Portfolios Managed Similarly to the Alliance Small Cap Growth Portfolio" is revised by replacing the second paragraph thereof with the following:

Set forth below is performance data provided by Alliance relating to the Historical Portfolios for each of the fifteen full calendar years during which Alliance has managed the Historical Portfolios. As of December 31, 1997, the assets in the Historical Portfolios totaled approximately $988.4 million and the average size of a Historical Portfolio was $54.9 million. Each Historical Portfolio has a nearly identical composition of individual investment holdings and related percentage weightings.

23. The section entitled "Appendix B--Performance Information--Schedule of Composite Investment Performance -- Historical Portfolios for the Fifteen Years Ended December 31, 1997*" is replaced with the following:


      SCHEDULE OF COMPOSITE INVESTMENT PERFORMANCE--HISTORICAL PORTFOLIOS
                 FOR THE FIFTEEN YEARS ENDED DECEMBER 31, 1997*


                                                                        RUSSELL       LIPPER SMALL CO.
                                  HISTORICAL          RUSSELL         2000 GROWTH          GROWTH
                                  PORTFOLIOS        2000 INDEX           INDEX           FUND INDEX
                                 TOTAL RETURN     TOTAL RESEARCH     TOTAL RETURN       TOTAL RETURN
                                 ------------     --------------     ------------       ------------
Year ended:
  December 31, 1997 .........        17.58%            22.37%            12.94%             15.05%
  December 31, 1996 .........        36.91%            16.50%            11.26%             14.37%
  December 31, 1995 .........        54.59%            28.45%            31.04%             31.62%
  December 31, 1994 .........        -3.47%            -1.82%            -2.43%             -0.48%
  December 31, 1993 .........        14.35%            18.88%            13.36%             16.93%
  December 31, 1992 .........         4.85%            18.41%             7.77%             11.18%
  December 31, 1991 .........        40.96%            46.04%            51.19%             48.53%
  December 31, 1990 .........       -23.46%           -19.48%           -17.41%            -13.78%
  December 31, 1989 .........        25.81%            16.26%            20.17%             21.06%
  December 31, 1988 .........        25.63%            25.02%            20.37%             20.34%
  December 31, 1987 .........        -7.66%            -8.80%           -10.48%             -5.48%
  December 31, 1986 .........        15.30%             5.68%             3.58%              6.04%
  December 31, 1985 .........        42.57%            31.05%            30.97%             27.27%
  December 31, 1984 .........       -11.73%            -7.30%           -15.83%             -9.18%
  December 31, 1983 .........        32.53%            29.13%            20.13%             29.80%

----------
* Total return is a measure of investment performance that is based upon the change in value of an investment from the beginning to the end of a specified period and assumes reinvestment of all dividends and other distributions. The basis of preparation of this data is described in the preceding discussion.


The average annual total returns presented below are based upon the cumulative total return as of December 31, 1997, assume a steady compounded rate of return and are not year-by-year results, which fluctuated over the periods as shown.

                                                   AVERAGE ANNUAL TOTAL RETURNS
                                  ---------------------------------------------------------------
                                                                   RUSSELL       LIPPER SMALL CO.
                                   HISTORICAL       RUSSELL      2000 GROWTH          GROWTH
                                   PORTFOLIOS     2000 INDEX        INDEX           FUND INDEX
                                  ------------   ------------   -------------   -----------------
Three years ...................       35.51%         22.34%          18.09%            20.09%
Five years ....................       22.40%         16.41%          18.74%            15.05%
Ten years .....................       17.25%         15.77%          13.49%            15.38%
Since January 1, 1983 .........       15.53%         13.34%          10.30%            13.04%

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The Hudson River Trust                 14